ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment Useful Lives

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities & leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

Actual Past and Expected Future Revenues for Multiple Deliverable Arrangements

The actual past and the expected future revenues for the multiple deliverable arrangements are:

In millions of U.S. dollars	2010	2011	2012	2013
Licenses and process documentation	29	56	9
Training and support services	28	14	9	2

Total Revenues under Multiple Deliverable Arrangements	57	70	18	2